Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Under Estimated Useful Life	The estimated useful lives of these assets are generally as follows:
Category	Estimated useful life
Machinery equipment	3 – 8 years
Other equipment	3 – 8 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Disaggregation of Revenue

The following table identifies the disaggregation of the Company’s revenue for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022		2023		2024
Sale of artificial intelligence product	NT$	-	NT$	-	NT$	79,222
Sales of optical components				-		22,051
Sales of laser module		-		-		13,013
Sales of Quantum Dot Light Emitting Diode (“QLED”)		-		-		5,942
Sale of laser diode modules and related components		97,587		32,684		-
Others		4,851		156		-
Total	NT$	102,438	NT$	32,840	NT$	120,228

	For the years ended December 31,
	2022		2023		2024
Taiwan	NT$	10,006	NT$	1,659	NT$	48,081
Mainland China		75,246		20,515		33,495
Malaysia		-		-		22,381
Germany		14,926		7,488		7,377
Others		2,260		3,178		8,895
Total	NT$	102,438	NT$	32,840	NT$	120,228